VARIABLE INTEREST ENTITY (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 14, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Variable Interest Entity [Line Items]
Revenues		$ 182,571,852		$ 108,999,805		$ 86,858,401
Net income (loss)		16,649,176		(70,943,484)		(111,928,941)
Variable Interest Entity Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Revenues			[1]		[1]	10,743,336
Operating costs and expenses			[1]	150,147,024		14,451,810
Net income (loss)			[1]	(150,147,024)		(3,708,474)
Lease term	3 years
Annual rental payment	$ 1,000,000

[1]	The lease term was amended at the beginning of 2013 and reduced the rent to $0 per month and was later terminated on December 30, 2013.